JOINT VENTURE INVESTMENTS - DIAMOND S SHIPPING INC. AND SUBSIDIARIES (Details)	Sep. 30, 2019 USD ($) item	Dec. 31, 2018 USD ($)	Jan. 31, 2018	Nov. 30, 2016 item	Oct. 31, 2016 item	Sep. 30, 2014 building
Diamond Anglo Ship Management Pte. Ltd. | Anglo Eastern Investment Holdings Ltd. ("AE Holdings")
Schedule of Equity Method Investments [Line Items]
Investments		$ 49,000
Diamond S Shipping | Suezmax crude carriers
Schedule of Equity Method Investments [Line Items]
Number of vessels delivered | item	2
Diamond S Shipping | NT Suez Holdco LLC
Schedule of Equity Method Investments [Line Items]
Percentage of ownership						51.00%
Diamond S Shipping | NT Suez Holdco LLC | Suezmax crude carriers
Schedule of Equity Method Investments [Line Items]
Number of newbuildings to be purchased | building						2
Number of vessels delivered | item				1	1
Diamond S Shipping | NT Suez Holdco LLC | WLR/TRF Shipping S.a.r.l ("WLR/TRF")
Schedule of Equity Method Investments [Line Items]
Percentage of ownership						49.00%
Investments	$ 74,104,000	72,104,000
Diamond S Shipping | Diamond Anglo Ship Management Pte. Ltd.
Schedule of Equity Method Investments [Line Items]
Percentage of ownership			51.00%
Diamond S Shipping | Diamond Anglo Ship Management Pte. Ltd. | Anglo Eastern Investment Holdings Ltd. ("AE Holdings")
Schedule of Equity Method Investments [Line Items]
Percentage of ownership			49.00%
Investments	$ 51,000	$ 49,000